Capital stock	12 Months Ended
Sep. 30, 2025
Disclosure of classes of share capital [abstract]
Capital stock	Capital stock
The Company's authorized share capital is comprised of an unlimited number, all without par value, of:
–First preferred shares, issuable in series, carrying one vote per share, each series ranking equal with other series, but prior to second preferred shares, Class A subordinate voting shares and Class B shares (multiple voting) with respect to the payment of dividends;
–Second preferred shares, issuable in series, non-voting, each series ranking equal with other series, but prior to Class A subordinate voting shares and Class B shares (multiple voting) with respect to the payment of dividends;
–Class A subordinate voting shares, carrying one vote per share, participating equally with Class B shares (multiple voting) with respect to the payment of dividends and convertible into Class B shares (multiple voting) under certain conditions in the event of certain takeover bids on Class B shares (multiple voting); and
–Class B shares (multiple voting), carrying ten votes per share, participating equally with Class A subordinate voting shares with respect to the payment of dividends and convertible at any time at the option of the holder into Class A subordinate voting shares.
19.    Capital stock (continued)
For the fiscal years 2025 and 2024, the number of issued and outstanding Class A subordinate voting shares and Class B shares (multiple voting) varied as follows:

Class A subordinate voting shares			Class B shares (multiple voting)			Total
	Number	Carrying value	Number	Carrying value	Number	Carrying value
		$		$		$
As at September 30, 2023	206,714,497	1,440,286	26,445,706	36,894	233,160,203	1,477,180
Release of Class A subordinate voting shares held in trusts	—	14,078	—	—	—	14,078
Purchased and held in trusts	—	(66,847)	—	—	—	(66,847)
Issued upon exercise of stock options	1,333,876	91,800	—	—	1,333,876	91,800
Purchased and cancelled	(6,597,158)	(45,878)	—	—	(6,597,158)	(45,878)
Conversion of shares	2,322,948	3,241	(2,322,948)	(3,241)	—	—
As at September 30, 2024	203,774,163	1,436,680	24,122,758	33,653	227,896,921	1,470,333
Release of Class A subordinate voting shares held in trusts	—	46,050	—	—	—	46,050
Purchased and held in trusts	—	(13,323)	—	—	—	(13,323)
Issued upon exercise of stock options	947,071	74,319	—	—	947,071	74,319
Purchased and cancelled	(8,781,243)	(77,462)	—	—	(8,781,243)	(77,462)
As at September 30, 2025	195,939,991	1,466,264	24,122,758	33,653	220,062,749	1,499,917
a)Performance shares units and shares held in trusts
During the year ended September 30, 2025, 438,458 shares held in trust were released (171,751 during the year ended September 30, 2024) with a recorded value of $46,050,000 ($14,078,000 during the year ended September 30, 2024) that was removed from contributed surplus.
During the year ended September 30, 2025, the Company settled the withholding tax obligations on behalf of the employees under the Share Unit Plan for a cash payment of $52,888,000 ($15,407,000 during the year ended September 30, 2024).
During the year ended September 30, 2025, the trustees, in accordance with the terms of the Share Unit Plan and Trust Agreements, purchased 84,456 Class A subordinate voting shares of the Company on the open market (463,364 during the year ended September 30, 2024) for a total cash consideration of $13,323,000 ($66,847,000 during the year ended September 30, 2024).
As at September 30, 2025, 2,247,354 Class A subordinate voting shares were held in trusts under the Share Unit Plan (2,601,356 as at September 30, 2024).
b)Exercises of stock options
The carrying value of Class A subordinate voting shares includes $12,330,000 which corresponds to a reduction in contributed surplus representing the value of accumulated compensation costs associated with the stock options exercised during the year ended September 30, 2025 ($15,265,000 during the year ended September 30, 2024).
19.    Capital stock (continued)
c)Shares purchased and cancelled
On January 28, 2025, the Company’s Board of Directors authorized and subsequently received regulatory approval from the Toronto Stock Exchange (TSX) for the renewal of its Normal Course Issuer Bid (NCIB) which allows for the purchase for cancellation of up to 20,196,413 Class A subordinate voting shares on the open market through the TSX, the New York Stock Exchange (NYSE) and/or alternative trading systems or otherwise pursuant to exemption orders issued by securities regulators. The Class A subordinate voting shares were available for purchase for cancellation commencing on February 6, 2025, until no later than February 5, 2026, or on such earlier date when the Company has either acquired the maximum number of Class A subordinate voting shares allowable under the NCIB or elects to terminate the bid.
During the year ended September 30, 2025, the Company purchased for cancellation 8,861,543 Class A subordinate voting shares (1,965,800 during the year ended September 30, 2024) under its previous and current NCIB for a total cash consideration of $1,258,466,000 ($275,218,000 during the year ended September 30, 2024) and the excess of the purchase price over the carrying value in the amount of $1,181,004,000 ($258,883,000 during the year ended September 30, 2024) was charged to retained earnings.
Of the purchased Class A subordinate voting shares, 80,300 shares with a carrying value of $708,000 and a purchase value of $9,935,000 were held by the Company and were neither paid nor cancelled as at September 30, 2025. During the year ended September 30, 2024, the Company paid for and cancelled 68,550 Class A subordinate voting shares under its previous NCIB, with a carrying value of $558,000 and for a total cash consideration of $9,177,000, which were purchased but were neither paid nor cancelled as at September 30, 2023.
On February 23, 2024, the Company entered into a private agreement with the then Founder and Executive Chairman of the Board of the Company, as well as a wholly-owned holding company, to purchase for cancellation 1,674,930 Class A subordinate voting shares under its previous NCIB for a total cash consideration of $250,000,000, excluding transaction costs of $370,000. The excess of the purchase price over the carrying value in the amount of $244,821,000 was charged to retained earnings. The 1,674,930 Class A subordinate voting shares purchased for cancellation on February 23, 2024, included 1,266,366 Class B shares (multiple voting) converted into Class A subordinate voting shares on February 23, 2024, by a holding company wholly-owned by the then Founder and Executive Chairman of the Board of the Company. The repurchase transaction was reviewed and recommended for approval by an independent committee of the Board of Directors of the Company following the receipt of an external opinion regarding the reasonableness of the financial terms of the transaction, and ultimately approved by the Board of Directors. The purchase was made pursuant to an exemption order issued by the Autorité des marchés financiers and is considered within the annual aggregate limit that the Company is entitled to purchase under its previous NCIB.
During the year ended September 30, 2024, the Company purchased for cancellation 2,887,878 Class A subordinate voting shares under its previous NCIB from the Caisse de dépôt et placement du Québec (CDPQ) for a total cash consideration of $400,000,000. The excess of the purchase price over the carrying value in the amount of $375,636,000 was charged to retained earnings. The purchase was made pursuant to an exemption order issued by the Autorité des marchés financiers and is considered within the annual aggregate limit that the Company is entitled to purchase under its previous NCIB.
During the year ended September 30, 2025, the Company recorded $22,218,000 related to a 2.0% tax on the value of Class A subordinate voting shares repurchased, net of the value of new equity issued through stock options exercised, as part of accrued liabilities and with a corresponding reduction in retained earnings ($13,565,000 during the year ended September 30, 2024). In addition, during the year ended September 30, 2025, the Company paid $25,999,000 in relation to such tax (nil during the year ended September 30, 2024).
d) Conversion of shares
During the year ended September 30, 2024, the then Co-Founder and Advisor to the Executive Chairman of the Board of the Company converted a total of 900,000 Class B shares (multiple voting) into 900,000 Class A subordinate voting shares.
In addition, during the year ended September 30, 2024, a holding company wholly-owned by the then Founder and Executive Chairman of the Board of the Company converted a total of 1,422,948 Class B shares (multiple voting) into 1,422,948 Class A subordinate voting shares.
19.    Capital stock (continued)
e) Dividends
During the year ended September 30, 2025, the Company declared and paid the following quarterly cash dividends to holders of Class A subordinate voting shares and Class B shares (multiple voting):

	2025		2024
Dividend Payment Month	Dividend per Share	Value	Dividend per Share	Value
December	0.15	34,133	—	—
March	0.15	34,057	—	—
June	0.15	33,580	—	—
September	0.15	33,282	—	—
		135,052		—
On November 4, 2025, the Company’s Board of Directors approved a quarterly cash dividend for holders of Class A subordinate voting shares and Class B shares (multiple voting) of $0.17 per share. This dividend is payable on December 19, 2025 to shareholders of record as of the close of business on November 21, 2025.